Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
Summary of the Plan's investments and additional information for Common Collective Trusts
The following tables summarize the Plan’s investments that are measured at fair value on a recurring basis:

	Fair Value as of December 31, 2025	Fair Value Measurements at December 31, 2025 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Mutual Funds:
Equity funds	$211,383,238	$211,383,238	$—	$—
Index funds – fixed income	32,272,870	32,272,870	—	—
Fixed income funds	7,895,558	7,895,558	—	—
Total mutual funds	251,551,666	251,551,666	—	—
The Campbell's Company Stock Fund	48,428,156	48,428,156	—	—
Total Assets in Fair Value Hierarchy	299,979,822	$299,979,822	$—	$—

Other investments measured at net asset value:
Common Collective Trusts	2,114,740,962
Total	$2,414,720,784

	Fair Value as of December 31, 2024	Fair Value Measurements at December 31, 2024 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3
Mutual Funds:
Equity funds	$473,025,497	$473,025,497	$—	$—
Index funds – fixed income	28,773,448	28,773,448	—	—
Fixed income funds	6,696,086	6,696,086	—	—
Total mutual funds	508,495,031	508,495,031	—	—
The Campbell's Company Stock Fund	81,523,960	81,523,960	—	—
Total Assets in Fair Value Hierarchy	590,018,991	$590,018,991	$—	$—

Other investments measured at net asset value:
Common Collective Trusts	1,533,223,947
Total	$2,123,242,938
The following table presents additional information for Common Collective Trusts:

Fair Value as of	Fair Value as of	Unfunded	Redemption	Redemption
December 31, 2025	December 31, 2024	Commitments	Frequency	Notice Period
$2,114,740,962	$1,533,223,947	N/A	Daily	Daily